EMPLOYEE BENEFIT PLANS (Details 18) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.00%	3.00%
Discount rate [Member] | Pension plans [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (261)
Effect on DBO Decrease	$ 283
Discount rate [Member] | Pension plans [Member] | Banistmo [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.50%
Discount rate [Member] | Pension plans [Member] | Banistmo [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.50%
Mortality Table [Member] | Pension plans [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Increase	$ 182